TRADE AND OTHER RECEIVABLES AND PREPAYMENTS - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS
Trade receivables from contracts with customers			$ 18,430,000
Trade receivables	$ 18,042,000	$ 14,952,000
Prepayments to suppliers for renovation works	3,169,000	1,075,000
Other receivables	$ 1,961,000	1,961,000
Loan repayment period	5 years
Past due
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS
Trade receivables	$ 0	$ 0